Consolidated Statements of Changes in Shareholders' Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Beginning balance, value at Dec. 31, 2019		$ 21,970		$ 6,082,123		$ 263		$ (6,316,628)		$ (151,651)		$ (363,923)
Balance, shares at Dec. 31, 2019 | shares	16,250,000	16,250,000
Conversion of convertible loans				500,000								500,000
Net loss								(1,937,077)		(160,682)		(2,097,759)
Foreign currency translation adjustment						3,854						3,854
Balance, December 31, 2022 (USD) at Dec. 31, 2020		$ 21,970		6,582,123		4,117		(8,253,705)		(312,333)		(1,957,828)
Balance, shares at Dec. 31, 2020 | shares	16,250,000	16,250,000
Net loss								(1,824,808)		(68,467)		(1,893,275)
Foreign currency translation adjustment						5,880						5,880
Issuance of common shares for cash				4,710,000								4,710,000
Balance, December 31, 2022 (USD) at Dec. 31, 2021		$ 21,970		11,292,123		9,997		(10,078,513)		(380,800)		864,777
Balance, shares at Dec. 31, 2021 | shares	16,250,000	16,250,000
Net loss								(3,053,000)		(21,041)	$ (2,293,378)	(3,074,041)
Foreign currency translation adjustment						26,156					19,514	26,156
Balance, December 31, 2022 (USD) at Dec. 31, 2022	$ 16,250	$ 21,970	$ 8,424,584	$ 11,292,123	$ 26,972	$ 36,153	$ (9,796,712)	$ (13,131,513)	$ (299,792)	$ (401,841)	$ (1,628,698)	$ (2,183,108)
Balance, shares at Dec. 31, 2022 | shares	16,250,000	16,250,000